Appendix A-1

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-597

OLD DOMINION INVESTORS TRUST, INC.

(Exact name of registrant as specified in charter)

110 Bank St Suffolk, VA.	23434
(Address of principal executive offices)	(Zip code)

E. Grier Ferguson,

332 W. Constance Rd.,

Suffolk, VA. 23434

(Name and address of agent for service)

Registrant’s telephone number, including area code: 757-539-2396

Date of fiscal year end: 8-31-2003

Date of reporting period: 9-1-02 through 8-31-03

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

III-15

REPORT TO SHAREHOLDERS

To the Shareholders

The Annual Report of The Old Dominion Investors’ Trust, Inc. covers the 12-month period of our year from September 1, 2002 through August 31, 2003.

Management continued to purchase good quality blue chip stocks listed on the New York Stock Exchange. All securities that are purchased for the Fund must have paid continuous dividends for at least 10 years.

We focus on buying and adding stocks of companies with dividends and good prospects for improving earnings. Recently, tax legislation was passed to set a maximum tax on dividends of 15%. We believe we could begin to see greater importance attached to cash dividends.

The Fund, through August 31, 2003, realized $102,551 from expired put and call options ($.29 per share). This income, net of expenses, is distributed to stockholders in the form of cash distributions. We will continue to sell options on portfolio securities as market conditions warrant. Management believes this is a good strategy to achieve above average income. Otherwise, high yields are just not to be found in many stocks.

The Fund will continue to seek out attractive investments that sell at reasonable prices in relation to earnings.

Sincerely yours,

Cabell B. Birdsong

President, Investors Security Company, Inc.

Investment Advisor and Manager

James F. Hope

President, Old Dominion Investors’ Trust, Inc.

October 15, 2003

Comparison of the Change in a $10,000 Investment in Old Dominion Investors’ Trust and the Standard & Poors 500 Index as of August 31, 2003

Average Annual Returns for the periods ended August 31, 2003*

1 Year	5 Year	10 Year
-0.09%	-2.02%	5.07%

*	Average annual return for the Fund assumes the purchase of shares at the maximum offering price and the deduction of all fees and expenses

Value at August 31,	1993	1994	1995	1996	1997	1998	1999	2000	2001	2002	2003
Old Dominion Investors’ Trust	$9,602	$10,170	$12,009	$13,728	$17,495	$17,422	$21,231	$19,509	$18,600	$15,535	$16,392
Standard & Poors 500 Index	$10,000	$10,547	$12,810	$15,207	$21,386	$23,117	$32,324	$37,599	$28,429	$23,313	$26,127

Performance and data represent past performance. Investment return and principal value of an investment in the Fund will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost.

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2003

Shares	COMMON STOCKS: 95.0%	Value

	Aerospace/Defense: 1.9%
1,300	United Technologies Corp.	$ 104,325

	Chemicals: 1.3%
2,000	Dow Chemical Co.	69,060

	Communications: 7.1%
1,510	AT&T Corp.	33,673
2,429	AT&T Wireless Services, Inc.*	20,938
6,900	Motorola, Inc.	74,037
2,500	Nortel Networks Corp.*	8,125
3,400	SBC Communications, Inc.	76,466
1,700	Tyco International Ltd.	34,986
4,000	Verizon Communications Inc.	141,280

		389,505

	Computers: 4.1%
3,500	Hewlett-Packard Co.	69,720
1,900	Intl Business Machines Corp.	155,819

		225,539

	Consumer Goods and Services: 13.6%
1,339	Del Monte Foods*	12,024
4,300	General Electric Co.	127,151
3,000	H.J. Heinz Co.	97,080
500	Johnson & Johnson	24,790
1,600	Kimberly-Clark Corp.	81,776
4,000	Masco Corp.	99,160
5,000	McDonalds Corp.	112,100
3,298	MeadWestvaco Corp.	83,604
2,500	Pepsico, Inc.	111,350

		749,035

	Energy Products: 10.1%
1,200	Dominion Resources, Inc.	72,696
4,100	Duke Energy Corp.	70,028
4,000	El Paso Corp.	29,360
4,700	Enron Corp.*	247
2,984	Exxon Mobil Corp.	112,497
2,500	Royal Dutch Petroleum Co.—NY Shares	112,175
2,300	Schlumberger Ltd.	113,873
2,000	TXU Corp.	44,000

		554,876

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2003

Shares		Value

	Entertainment: 3.7%
3,100	AOL Time Warner, Inc.*	$50,716
2,442	Comcast Corp.*	72,650
4,000	Walt Disney Co.	82,000

		205,366

	Financial Services: 20.9%
3,000	American Express Company	135,150
100	Bank of New York Co., Inc.	2,942
1,000	BB & T Corp.	36,520
1,000	Fannie Mae	64,790
5,000	FleetBoston Financial Corp.	147,950
1,000	Freddie Mac	53,150
6,050	JP Morgan Chase & Co.	207,031
6,000	MBNA Corp.	140,040
3,000	Merrill Lynch & Co., Inc.	161,340
3,200	Morgan Stanley	156,128
1,000	Wachovia Corp.	42,150

		1,147,191

	Industrial Manufacturing: 9.3%
3,000	Boeing Co.	112,170
3,500	E.I. Du Pont De Nemours and Co.	156,590
1,500	Emerson Electric Co.	83,640
7,000	Ford Motor Company	80,920
3,300	Texas Instruments, Inc.	78,705

		512,025

	Insurance: 5.9%
2,550	American International Group, Inc.	151,903
1,700	Cigna Corp.	81,056
2,600	St. Paul Companies, Inc.	90,376

		323,335

	Pharmaceutical: 4.1%
5,000	Pfizer, Inc.	149,600
4,900	Schering-Plough Corp.	74,431

		224,031

OLD DOMINION INVESTORS’ TRUST, INC.

PORTFOLIO OF INVESTMENTS

August 31, 2003

Shares		Value

	Retail: 7.7%
2,100	The Gap, Inc.	$43,869
2,700	Home Depot, Inc.	86,832
3,200	Gillette Company	103,872
3,000	Sears, Roebuck & Co.	132,060
1,000	Wal-Mart Stores, Inc.	59,170

		425,803

	Transportation: 5.3%
3,500	Burlington Northern Santa Fe Corp.	99,225
3,600	CSX Corp.	116,208
3,100	Delta Air Lines, Inc.	39,897
2,000	Norfolk Southern Corp.	38,080

		293,410

	Total common stocks (Cost $8,020,369)	5,223,501

Total Investments in Securities (Cost $8,020,369)** (Notes 1 and 2)	95.0%	5,223,501
Cash and Other Assets in Excess of Liabilities – Net	5.0%	274,814

Total Net Assets	100.0%	$5,498,315

* Non income producing
** Cost for federal income tax purposes is $8,020,369 and net unrealized depreciation consists of:
Gross Unrealized Appreciation		$7,929
Gross Unrealized Depreciation		(2,804,797)

Net Unrealized Depreciation		$(2,796,868)

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN

August 31, 2003

Number of Contracts	COVERED CALL OPTIONS	Value
15	American Express Co., January $50	$1,313
5	American International Group, Inc., January $70	412
10	BBT Corp., September $35	1,550
9	Comcast Corp., October $35	135
10	CSX Corp., November $35	475
13	Del Monte Foods, December $10	65
20	Walt Disney Co., January $25	400
12	Dominion Resources, Inc., October $65	180
10	Dow Chemical Co., December $35	1,450
10	E.I. Du Pont De Nemour and Co., January $50	525
5	Emerson Electric Co., September $55	675
15	Exxon Mobil Corp., January $40	900
5	Fannie Mae, Sept $75	50
5	Federal Home Loan Mortgage Corp., October $55	775
10	The Gap, Inc., January $25	400
15	Gillette Co., December $35	600
16	Gillette Co., September $35	80
25	H.J. Heinz Co., January $40	250
10	The Home Depot, Inc., November $35	650
5	Johnson & Johnson, January $60	175
10	J.P. Morgan Chase & Co., December $35	1,800
20	Masco Corp., January $30	250
15	MBNA Corp., December $25	1,350
15	MBNA Corp., September $25	150
10	Morgan Stanley, January $55	1,450
12	Pepsico, Inc., January $50	540
25	Pfizer, Inc., January $40	250
10	Sears, Roebuck & Co., October $35	9,350
13	United Technologies Corp., November $85	2,080
10	Verizon Communications, Inc., January $40	700
10	Wachovia Corp., January $45	1,000
10	Wal-Mart Stores, Inc., January $65	850

	Total (premiums received $27,426) (Notes 1 and 3)	$30,830

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS
Investments in securities, at value (identified cost $8,020,369) (Notes 1 and 2)	$5,223,501
Cash	321,705
Receivable for:
Securities sold	1,857
Dividends and interest	14,022
Prepaid expenses	24,500

Total assets	$5,585,585

LIABILITIES
Payable for securities purchased	$32,653
Advisory fee accrued	2,306
Accrued expenses	21,481
Options written, at value (premiums received $27,426) (Note 3)	30,830

Total liabilities	$87,270

NET ASSETS
(Applicable to 350,947 shares of capital stock outstanding; 500,000 shares of $12.50 par value authorized)	$5,498,315

Computation of offering price:
Net asset value and redemption price per share ($5,498,315 divided by 350,947 shares)	$15.67

Offering price per share (100/96 of net asset value)*	$16.32

* On investments of $100,000 or more the offering price is reduced.

Net assets consist of:
Paid-in-capital	$8,298,587
Net unrealized depreciation of investments and option contracts written	(2,800,272)

$5,498,315

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF OPERATIONS

Year ended August 31, 2003

INVESTMENT INCOME
Income
Dividends (net of $740 in foreign taxes withheld)	$129,810

Expenses
Investment management fee (Note 4)	25,912
Transfer agent expenses	55,904
Accounting fees	22,696
Insurance expense	21,999
Printing shareholder reports	19,000
Professional fees	24,802
Directors’ fees	7,600
Registration fees	5,500
Distribution expenses	5,000

Total expenses	188,413

NET INVESTMENT LOSS	(58,603)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on option contracts written	102,551
Net realized gain on investments	18,626
Net change in unrealized depreciation of investments and option contracts written	140,254

NET GAIN ON INVESTMENTS	261,431

NET INCREASE IN NET ASSETS FROM OPERATIONS	$202,828

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

STATEMENT OF CHANGES IN NET ASSETS

Years ended August 31,

	2003	2002
OPERATIONS
Net investment loss	$(58,603)	$(30,316)
Net realized gain on option contracts written	102,551	154,131
Net realized gain on investments	18,626	250,280
Net change in unrealized depreciation of investments and option contracts written	140,254	(1,586,240)

Net increase (decrease) in net assets resulting from operations	202,828	(1,212,145)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gain on investments ($0.26 and $0.20 per share, respectively)	(93,005)	(48,087)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from the change in the number of outstanding shares(a)	(634,390)	(318,228)

Total decrease in net assets	(524,567)	(1,578,460)

NET ASSETS
Beginning of the period	6,022,882	7,601,342

End of the period	$5,498,315	$6,022,882

(a)	Transactions in capital shares were as follows:

	2003		2002
	Shares	Amount	Shares	Amount
Shares sold	17,779	$254,533	50,442	$880,001
Shares issued in reinvestment of distributions from net investment income and realized gain on investments and options contracts written	5,099	73,462	2,656	39,419

	22,878	327,995	53,098	919,420
Shares redeemed	(70,166)	(962,385)	(71,477)	(1,237,648)

Net decrease	(47,288)	$(634,390)	(18,379)	$(318,228)

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

FINANCIAL HIGHLIGHTS

	Years ended August 31,
	2003	2002	2001	2000	1999
Per Share Operating Performance
Net asset value, beginning of period	$15.12	$18.25	$19.40	$23.56	$22.96
Income (loss) from investment operations
Net investment income (loss)	(0.17)	(0.08)	0.05	0.10	0.34
Net realized and unrealized gain (loss) on investments	0.98	(2.93)	(0.95)	(1.94)	4.33

Total from investment operations	0.81	(3.01)	(0.90)	(1.84)	4.67

Less distributions
Distributions from net investment income	—	—	0.05	0.23	0.47
Distributions from net realized gains on investments	0.26	0.12	0.20	2.09	3.60

Total distributions	0.26	0.12	0.25	2.32	4.07

Net asset value, end of period	$15.67	$15.12	$18.25	$19.40	$23.56

Total Return*	5.52%	-16.48%	-4.66%	-8.11%	21.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,498	$6,023	$7,601	$10,669	$10,669
Ratio of expenses to average net assets	3.64%	2.44%	1.93%	1.99%	1.07%
Ratio of net investment income to average net assets	-1.13%	-0.42%	0.24%	0.48%	1.47%
Portfolio turnover rate	9%	47%	81%	50%	87%

* Calculated without deduction of sales load.

See notes to financial statements

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003

(1)    SIGNIFICANT ACCOUNTING POLICIES

Old Dominion Investors’ Trust, Inc. (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust’s objective will be achieved. The Trust’s assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust’s portfolio.

The following is a summary of the significant accounting policies followed by the Trust:

Security Valuation

Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust’s Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.

Federal Income Taxes

The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Security Transactions and Dividends

As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Option Accounting Principles

When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

Use of Estimates

In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Net Asset Value Per Share

Net asset value per share of the Trust is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Trust’s net assets by the number of Trust shares outstanding. The redemption price per share is the same as the net asset value per share and shares purchased at the offering price per share include a 4% front-end sales charge.

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2003

(2)    INVESTMENTS

During the year ended August 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, was $436,249 and $1,266,765, respectively.

(3)    OPTIONS WRITTEN

A summary of option contracts written by the Trust during the year ended August 31, 2003 is as follows:

	Calls		Puts
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding at beginning of period	853	$66,236	16	$4,883
Options written	1,088	77,934	—	—
Options closed	(135)	(13,645)	—	—
Options expired	(1,326)	(93,663)	(6)	(2,273)
Options exercised	(95)	(9,436)	(10)	(2,610)

Options outstanding at end of period	385	$27,426	—	$—

As of August 31, 2003, portfolio securities valued at $1,407,225 were subject to covered call options written by the Trust.

(4)    INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Security Company, Inc. (“Investors Security”) provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust’s registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust’s shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust’s average net assets.

The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the “Plan”), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors Security, for expenses incurred in the distribution of the Trust’s shares. Pursuant to this Plan, Investors Security is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by the Fund were $5,001 for the year ended August 31, 2003.

Investors Security is a registered securities broker/dealer and serves as the Trust’s principal underwriter. For the year ended August 31, 2003, Investors Security received $109.46 in underwriter’s concessions and $2,503.61 in commissions as a retail dealer in the Trust’s shares.

OLD DOMINION INVESTORS’ TRUST, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2003

Investors Security also received $12,653.61 in brokerage commissions on the execution of certain of the Trust’s portfolio transactions.

Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

(5)    DISTRIBUTIONS TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of dividends and distributions paid during the years ended 2003 and 2002 were as follows:

	2003	2002
Distributions paid from
Net investment income	$—	$—
Short-term capital gain	82,063	48,087
Long-term capital gain	10,942	—

Total distribution	$93,005	$48,087

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed capital gain (loss)	—
Unrealized depreciation	(2,800,272)

Distributable earnings	$(2,800,272)

In accordance with accounting pronouncements, the Trust has recorded a reclassification in the capital account. The reclassification has no impact on the net asset value of the Trust and is generally designed to present undistributed income and realized gains on a tax basis, which is considered to be more informative to the shareholder. As of August 31, 2003, the Trust recorded the following reclassification to increase (decrease) the accounts listed below:

Undistributed net investment income	$58,603
Accumulated net realized capital gain	(51,611)
Paid-in-capital	(6,992)

$—

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of

Old Dominion Investors’ Trust, Inc.

Suffolk, Virginia

We have audited the accompanying statement of assets and liabilities of Old Dominion Investors’ Trust, Inc., including the portfolio of investments and schedule of option contracts written, as of August 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Dominion Investors’ Trust, Inc. as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 25, 2003

Fund Management (Unaudited)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (757) 539-2396.

Name, (Age), Address and Position(s) with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee/ Director

DISINTERESTED DIRECTORS

William B. Ballard (74) 1249 River Road Suffolk, VA 23434	Since 1976	Investments	1	Obici Foundation

E. Grier Ferguson (50) PO Box 1458 Suffolk, VA 23439	Since 1992	Attorney	1	Director of BB&T Corporation

Frank M. Rawls (50) PO Box 1458 Suffolk, VA 23439	Since 1994	Attorney	1	Norfolk Christian School

INTERESTED DIRECTORS

Cabell B. Birdsong (67) 805 W. Riverview Drive Suffolk, VA 23434	Since 1988	President of Investors Security Company, Inc.	1	None

James F. Hope (85) 704 Jones Street Suffolk, VA 23434	Since 1954	Retired	1	None

Peter D. Pruden III (58) 826 Riverview Drive Suffolk, VA 23434	Since 1979	Retired Executive Vice President of the Smithfield Companies Inc.	1	Director of Farmers Bank and Obici Foundation

TAX NOTICE (Unaudited)

For the fiscal year ended August 31, 2003, the Trust's distributions are characterized as follows:

Long-term capital gains	$10,942
Ordinary income	$82,063

100% of the ordinary income distribution is attributable to short-term capital gains. None of the  ordinary income dividend qualifies for the corporate dividend received deduction or is qualified dividend income to non-corporate taxpayers.

OLD DOMINION INVESTORS’ TRUST, INC.

110 BANK STREET

SUFFOLK, VIRGINIA 23434

PHONE 757-539-2396

Custodian

PFPC Trust. Co.

8800 Tinicum Blvd.

Philadelphia, PA 19153

Counsel

Troutman Sanders, LLP

999 Waterside Drive

Norfolk, VA 23514-3670

Auditors

Briggs, Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, PA 19102-1732

Manager, Underwriter

Investors’ Security Company, Inc.

110 Bank Street

Suffolk, Virginia 23434

Phone: 757-539-2396

Transfer Agent

PFPC, Inc.

760 Moore Road

King of Prussia, PA 19406-0903

OLD

DOMINION

INVESTORS TRUST, INC.

A mutual fund since 1951

ANNUAL REPORT

AUGUST 31, 2003

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OLD DOMINION INVESTORS TRUST, INC.

By (Signature and Title)*	/s/ James F. Hope, President

Date	October 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Cabell B. Birdsong, Secretary and Treasurer

Date	October 30, 2003

By (Signature and Title)*	/s/ James F. Hope, President

Date	October 30, 2003

* Print the name and title of each signing officer under his or her signature.

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